Note 9 - Notes Payable	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]
9.	Notes payable

On May 19, 2011, as amended from time to time through February 12, 2014, the Company entered into a loan agreement (the “Agreement”) with Green Bank with an initial borrowing base of $15,000,000 and amended to $16,950,000 on February 12, 2014. The Agreement bears interest at the prime rate minus 0.5%, but not less than 4.5%. Interest payments are due monthly with all principal and any unpaid interest being due on June 1, 2015. The interest rate was 4.5% at December 31, 2013 and 2012. Additionally, in accordance with the Agreement, for the period from March 1, 2012 through September 30, 2012, monthly borrowing base reductions of $125 occurred automatically on the first day of each month. Effective October 1, 2012, the monthly borrowing base reduction increased to $150 through January 15, 2013. The monthly borrowing base reductions were amended to $0 on February 11, 2013. On February 12, 2014, the monthly borrowing base reductions were amended to $125 payable on the first of each month for the period of March 1, 2014 through May 1, 2014.

The Agreement is collateralized by essentially all of the oil and natural gas related assets of the Company, contains personal guarantees from the principal officers, and requires compliance with certain financials covenants including, among others: (1) a requirement to maintain a current ratio of not less than 1.0 to 1.0; (2) a maximum permitted ratio of total liabilities to tangible net worth of not more than 2.0 to 1.0; and (3) a requirement to maintain a ratio of EBITDAX, as defined by the Agreement, to interest expense of not less than (a) 3.00 to 1.00 for all fiscal quarters prior to December 31, 2011, (b) 3.25 to 1.00 for the fiscal quarter ending March 31, 2012, and (c) 3.50 to 1.00 for all fiscal quarters ending on or after June 30, 2012. The Company was in compliance with all financial covenants as of December 31, 2013 and 2012.

As of December 31, 2013 and 2012, the Company had an outstanding principal balance due to Green Bank of approximately $17,500 and $15,400, respectively. As of December 31, 2013 and 2012, the current maturities of the outstanding principal balance were approximately $375 and $150, respectively.

Additionally, on October 21, 2013, the Company entered into a vehicle loan agreement (“Car Note”) with Western Equipment Finance, Inc. for a total borrowing base of $74. The Car Note bears interest at an approximate rate of 9%. Interest and principal payments are due monthly with any unpaid principal and interest due on August 18, 2018. As of December 31, 2013, the Company had an outstanding principal balanced due to Western Equipment Finance, Inc. of approximately $68. As of December 31, 2013, the current maturities of the outstanding principal balance were approximately $12.